Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related Party Transactions
23.	Related party transactions

A related party is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, the influence or control of the Group.

The following related party balances existed with associate or joint venture businesses at 31 December:

	€ million	€ million
Related party balances	2019	2018
Trading and other balances due from joint ventures	123	121
Trading and other balances due from/(to) associates	—	—

Joint ventures
Sales by Unilever group companies to Unilever FIMA, LDA and Pepsi Lipton joint ventures were €108 million and €60 million in 2019 (2018: €107 million and €65 million) respectively. Sales from Unilever FIMA, LDA and from Pepsi Lipton joint ventures to Unilever group companies were €67 million and €46 million in 2019 (2018: €83 million and €51 million) respectively. Royalties and service fee paid by Unilever FIMA LDA to Unilever group companies were €15 million (2018: €16 million). Balances owed by/(to) Unilever FIMA, LDA and Pepsi Lipton joint ventures at 31 December 2019 were €128 million and €(5) million (2018: €127 million and €(6) million) respectively.
Associates
Langholm Capital Partners invests in private European companies with above-average longer-term growth prospects.
Langholm Capital II was launched in 2009. Unilever has invested €64 million in Langholm
Capital
II, with an outstanding commitment at the end of 2019 of €11 million (2018: €13 million). During 2019, Unilever received €0 million (2018: €0.3 million) from its investment in Langholm Capital II.